COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation for 2021	$ 12,961